UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER: 811-09237

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER:	Calamos Advisors Trust

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES:	2020 Calamos Court, Naperville Illinois 60563-2787

NAME AND ADDRESS OF AGENT FOR SERVICE:	John P. Calamos, Sr., Chairman, CEO and Co-CIO Calamos Advisors LLC, 2020 Calamos Court, Naperville, Illinois 60563-2787

REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: (630) 245-7200

DATE OF FISCAL YEAR END: December 31, 2014

DATE OF REPORTING PERIOD: March 31, 2014

ITEM 1. SCHEDULE OF INVESTMENTS MARCH 31, 2014 (UNAUDITED)

Calamos Growth and Income Portfolio

SCHEDULE OF INVESTMENTS MARCH 31, 2014 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

CONVERTIBLE BONDS (34.3%)
	Consumer Discretionary (7.1%)
70,000	HomeAway, Inc.* 0.125%, 04/01/19	$71,313
200,000	Iconix Brand Group, Inc. 1.500%, 03/15/18	274,191
215,000	Jarden Corp.* 1.125%, 03/15/34	214,367
270,000	Liberty Interactive, LLC (Time Warner Cable, Inc., Time Warner, Inc.)*§ 0.750%, 03/30/43	339,000
100,000	Liberty Media Corp.* 1.375%, 10/15/23	94,217
115,000	MGM Resorts International 4.250%, 04/15/15	168,259
400,000	Priceline.com, Inc. 1.000%, 03/15/18	565,144
	Ryland Group, Inc.
135,000	0.250%, 06/01/19	127,583
45,000	1.625%, 05/15/18	64,507
	Tesla Motors, Inc.
50,000	1.250%, 03/01/21	45,592
25,000	0.250%, 03/01/19	23,106

		1,987,279

	Energy (1.3%)
150,000	Helix Energy Solutions Group, Inc. 3.250%, 03/15/32	185,308
150,000	Hornbeck Offshore Services, Inc. 1.500%, 09/01/19	171,306

		356,614

	Financials (2.4%)
130,000	Ares Capital Corp. 5.750%, 02/01/16	141,734
70,000	FXCM, Inc.* 2.250%, 06/15/18	72,633
90,000	Leucadia National Corp. 3.750%, 04/15/14	118,154
	MGIC Investment Corp.
60,000	5.000%, 05/01/17	69,099
50,000	2.000%, 04/01/20	70,738
75,000	Portfolio Recovery Associates, Inc.* 3.000%, 08/01/20	89,199
125,000	Walter Investment Management Corp. 4.500%, 11/01/19	117,768

		679,325

	Health Care (10.5%)
	BioMarin Pharmaceutical, Inc.
85,000	0.750%, 10/15/18	92,622
80,000	1.500%, 10/15/20	88,804
130,000	Cepheid, Inc.* 1.250%, 02/01/21	140,493
	Cubist Pharmaceuticals, Inc.*
175,000	1.125%, 09/01/18	207,463
90,000	1.875%, 09/01/20	108,747
100,000	Gilead Sciences, Inc. 1.625%, 05/01/16	310,487
167,000	Hologic, Inc.‡ 2.000%, 12/15/37	191,200

PRINCIPAL AMOUNT		VALUE

250,000	Illumina, Inc.* 0.250%, 03/15/16	$452,756
57,000	Insulet Corp. 3.750%, 06/15/16	103,167
100,000	Medicines Company 1.375%, 06/01/17	121,752
135,000	Medidata Solutions, Inc.* 1.000%, 08/01/18	163,002
187,000	Molina Healthcare, Inc. 1.125%, 01/15/20	210,643
200,000	Salix Pharmaceuticals, Ltd. 1.500%, 03/15/19	337,572
285,000	WellPoint, Inc. 2.750%, 10/15/42	417,307

		2,946,015

	Industrials (1.6%)
110,000	Air Lease Corp. 3.875%, 12/01/18	166,868
250,000	Siemens, AG 1.050%, 08/16/17	291,466

		458,334

	Information Technology (9.6%)
155,000	Concur Technologies, Inc.* 0.500%, 06/15/18	180,630
65,000	Cornerstone OnDemand, Inc.* 1.500%, 07/01/18	74,951
125,000	Electronic Arts, Inc. 0.750%, 07/15/16	145,276
70,000	Finisar Corp.* 0.500%, 12/15/33	80,747
60,000	Infinera Corp.* 1.750%, 06/01/18	63,338
	Lam Research Corp.
190,000	0.500%, 05/15/16	220,120
169,000	1.250%, 05/15/18	210,785
125,000	Linear Technology Corp. 3.000%, 05/01/27	149,074
155,000	Netsuite, Inc.* 0.250%, 06/01/18	167,353
50,000	Proofpoint, Inc.* 1.250%, 12/15/18	58,846
140,000	Salesforce.com, Inc.* 0.250%, 04/01/18	158,812
550,000	SanDisk Corp.* 0.500%, 10/15/20	607,093
260,000	ServiceNow, Inc.* 0.000%, 11/01/18	279,328
70,000	Take-Two Interactive Software, Inc. 1.750%, 12/01/16	92,210
	Workday, Inc.*
110,000	0.750%, 07/15/18	140,919
30,000	1.500%, 07/15/20	39,328

		2,668,810

	Materials (1.8%)
100,000	Cemex SAB, de CV 3.250%, 03/15/16	136,914
100,000	Glencore Finance Europe, SA 5.000%, 12/31/14	109,376

See accompanying Notes to Schedule of Investments

Calamos Growth and Income Portfolio

SCHEDULE OF INVESTMENTS MARCH 31, 2014 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

120,000	RTI International Metals, Inc. 1.625%, 10/15/19	$118,204
120,000	Steel Dynamics, Inc. 5.125%, 06/15/14	129,617

		494,111

	TOTAL CONVERTIBLE BONDS (Cost $8,359,859)	9,590,488

SYNTHETIC CONVERTIBLE SECURITIES (5.0%) ¤
Corporate Bonds (4.0%)
	Consumer Discretionary (1.9%)
	DISH DBS Corp.
70,000	5.875%, 07/15/22	75,031
70,000	5.125%, 05/01/20	73,150
140,000	Expedia, Inc. 5.950%, 08/15/20	155,357
60,000	Icahn Enterprises, LP* 4.875%, 03/15/19	61,050
140,000	L Brands, Inc. 5.625%, 02/15/22	148,137
20,000	PVH Corp. 4.500%, 12/15/22	19,813

		532,538

	Energy (0.9%)
54,000	EPL Oil & Gas, Inc. 8.250%, 02/15/18	58,523
110,000	Oil States International, Inc.
	6.500%, 06/01/19	115,981
60,000	5.125%, 01/15/23	67,500

		242,004

	Financials (0.3%)
70,000	Neuberger Berman Group LLC* 5.875%, 03/15/22	74,813

	Health Care (0.4%)
65,000	Endo Health Solutions, Inc. 7.000%, 07/15/19	70,322
40,000	Salix Pharmaceuticals, Ltd.* 6.000%, 01/15/21	42,825

		113,147

	Industrials (0.2%)
59,000	Actuant Corp. 5.625%, 06/15/22	60,991

	Information Technology (0.3%)
20,000	ACI Worldwide, Inc.* 6.375%, 08/15/20	20,850
75,000	Brocade Communications Systems, Inc.* 4.625%, 01/15/23	71,859

		92,709

	TOTAL CORPORATE BONDS	1,116,202

NUMBER OF CONTRACTS		VALUE

Purchased Options (1.0%) #
	Consumer Discretionary (0.3%)
30	Michael Kors Holdings, Ltd. Call, 01/17/15, Strike $65.00	$89,700

	Health Care (0.1%)
4	Regeneron Pharmaceuticals, Inc. Call, 01/17/15, Strike $250.00	30,040

	Information Technology (0.6%)
50	Facebook, Inc. Call, 01/17/15, Strike $67.50	34,000
4	Google, Inc. Call, 01/17/15, Strike $865.00	108,440
10	Linkedin Corp. Call, 01/17/15, Strike $190.00	25,625

		168,065

	TOTAL PURCHASED OPTIONS	287,805

	TOTAL SYNTHETIC CONVERTIBLE SECURITIES (Cost $1,273,380)	1,404,007

NUMBER OF SHARES		VALUE
CONVERTIBLE PREFERRED STOCKS (8.3%)
	Energy (1.5%)
	Chesapeake Energy Corp.*
367	5.750%	411,757

	Financials (2.1%)
4,900	Affiliated Managers Group, Inc. 5.150%	315,131
9,000	MetLife, Inc. 5.000%	277,200

		592,331

	Industrials (3.3%)
1,100	Genesee & Wyoming, Inc. 5.000%	142,362
11,900	United Technologies Corp. 7.500%	792,183

		934,545

	Telecommunication Services (0.5%)
1,375	Crown Castle International Corp. 4.500%	139,411

	Utilities (0.9%)
4,000	NextEra Energy, Inc. 5.889%	245,320

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $1,929,346)	2,323,364

See accompanying Notes to Schedule of Investments

Calamos Growth and Income Portfolio

SCHEDULE OF INVESTMENTS MARCH 31, 2014 (UNAUDITED)

NUMBER OF SHARES		VALUE

COMMON STOCKS (47.2%)
	Consumer Discretionary (4.5%)
1,750	Amazon.com, Inc.# ~	$588,910
9,000	D.R. Horton, Inc.	194,850
4,100	Home Depot, Inc.	324,433
1,100	PVH Corp.	137,247

		1,245,440

	Consumer Staples (4.8%)
14,454	Coca-Cola Company ~	558,792
2,125	Costco Wholesale Corp.	237,320
6,500	Mondelez International, Inc.	224,575
1,550	Philip Morris International, Inc.	126,898
3,000	Walgreen Company	198,090

		1,345,675

	Energy (5.5%)
1,525	Anadarko Petroleum Corp.	129,259
210	Antero Resources Corp.#	13,146
1,350	Continental Resources, Inc.#	167,764
1,200	EOG Resources, Inc.	235,404
2,900	National Oilwell Varco, Inc.	225,823
3,100	Occidental Petroleum Corp.	295,399
4,800	Schlumberger, Ltd.	468,000

		1,534,795

	Financials (11.1%)
4,000	American International Group, Inc.	200,040
3,000	Arthur J. Gallagher & Company	142,740
7,800	Citigroup, Inc.	371,280
4,018	First Republic Bank	216,932
7,500	Franklin Resources, Inc.	406,350
915	Goldman Sachs Group, Inc.	149,923
11,000	JPMorgan Chase & Company	667,810
4,500	T. Rowe Price Group, Inc.	370,575
11,800	Wells Fargo & Company	586,932

		3,112,582

	Health Care (4.6%)
1,660	Celgene Corp.#	231,736
875	Gilead Sciences, Inc.#	62,002
6,900	Johnson & Johnson	677,787
3,000	Merck & Company, Inc.	170,310
1,450	Zimmer Holdings, Inc.	137,141

		1,278,976

	Industrials (5.4%)
1,680	Boeing Company	210,823
3,330	Dover Corp.	272,228
7,400	Eaton Corp., PLC	555,888
1,700	Union Pacific Corp.	319,022
1,450	United Parcel Service, Inc.	141,201

		1,499,162

	Information Technology (11.3%)
3,659	Accenture, PLC - Class A	291,696
2,000	Apple, Inc.	1,073,480
10,235	eBay, Inc.#~	565,381
5,200	MasterCard, Inc. - Class A	388,440
7,900	Oracle Corp.	323,189
4,650	QUALCOMM, Inc.	366,699

NUMBER OF SHARES		VALUE

1,500	VMware, Inc.#	$162,030

		3,170,915

	TOTAL COMMON STOCKS (Cost $9,998,246)	13,187,545

SHORT TERM INVESTMENT (4.3%)
1,214,759	Fidelity Prime Money Market Fund - Institutional Class (Cost $1,214,759)	1,214,759

TOTAL INVESTMENTS (99.1%) (Cost $22,775,590)		27,720,163

OTHER ASSETS, LESS LIABILITIES (0.9%)		246,411

NET ASSETS (100.0%)		$27,966,574

FORWARD FOREIGN CURRENCY CONTRACTS
COUNTERPARTY	SHORT CONTRACTS	SETTLEMENT DATE	LOCAL CURRENCY	CURRENT VALUE	UNREALIZED GAIN/LOSS
Goldman Sachs Capital Markets LP	British Pound Sterling	04/16/14	7,000	$11,669	$(243)
Northern Trust Company	British Pound Sterling	04/16/14	16,000	26,672	(1,334)
UBS AG	British Pound Sterling	04/16/14	8,000	13,336	(25)
Citibank N.A.	European Monetary Unit	04/16/14	259,000	356,800	(3,118)
Citibank N.A.	Mexican Peso	04/16/14	556,000	42,541	(544)
Northern Trust Company	Mexican Peso	04/16/14	738,000	56,467	(662)
Northern Trust Company	Norwegian Krone	04/16/14	621,000	103,655	(2,379)
Citibank N.A.	Swedish Krona	04/16/14	136,000	21,008	(27)
Goldman Sachs Capital Markets LP	Swedish Krona	04/16/14	963,000	148,755	(844)

					$(9,176)

COUNTERPARTY	LONG CONTRACTS	SETTLEMENT DATE	LOCAL CURRENCY	CURRENT VALUE	UNREALIZED GAIN/LOSS
Citibank N.A.	British Pound Sterling	04/16/14	7,000	$11,669	$235
UBS AG	British Pound Sterling	04/16/14	3,000	5,001	54
Citibank N.A.	European Monetary Unit	04/16/14	32,000	44,083	663
Goldman Sachs Capital Markets LP	European Monetary Unit	04/16/14	156,000	214,907	(274)
UBS AG	Norwegian Krone	04/16/14	621,000	103,655	2,175
Citibank N.A.	Swedish Krona	04/16/14	1,099,000	169,763	(1,766)

					$1,087

See accompanying Notes to Schedule of Investments

Calamos Growth and Income Portfolio

SCHEDULE OF INVESTMENTS MARCH 31, 2014 (UNAUDITED)

NOTES TO SCHEDULE OF INVESTMENTS

*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
§	Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.
‡	Variable rate or step bond security. The rate shown is the rate in effect at March 31, 2014.
¤	The synthetic convertible securities strategy combines separate securities that together possess the economic characteristics similar to a convertible security.
#	Non-income producing security.
~	Security, or portion of security, is segregated as collateral (or potential collateral for future transactions) for written options. The aggregate value of such securities is $392,775.

Note: The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

NOTE 1 — ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Organization. CALAMOS ADVISORS TRUST (the “Trust”), a Massachusetts business trust organized February 17, 1999, consists of a single series, Calamos Growth and Income Portfolio (the “Portfolio”), and commenced operations on May 19, 1999. The Trust currently offers the Portfolio’s shares to certain life insurance companies for allocation to certain separate accounts established for the purpose of funding qualified and non-qualified variable annuity contracts and variable life insurance contracts. The Portfolio seeks high long-term total return through growth and current income.

Portfolio Valuation. The valuation of the Portfolio’s investments is in accordance with policies and procedures adopted by and under the ultimate supervision of the board of trustees.

Portfolio securities that are traded on U.S. securities exchanges, except option securities, are valued at the official closing price, which is the last current reported sales price on its principle exchange at the time each Portfolio determines its net asset value (“NAV”). Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time a Portfolio determines its NAV. When a last sale or closing price is not available, equity securities, other than option securities, that are traded on a U.S. securities exchange and other equity securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations on its principle exchange in accordance with guidelines adopted by the board of trustees. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the board of trustees. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued based on a quotation provided by the counterparty to such option under the ultimate supervision of the board of trustees.

Fixed income securities, certain convertible preferred securities, and non-exchange traded derivatives are normally valued by independent pricing services or by dealers or brokers who make markets in such securities. Valuations of such fixed income securities, certain convertible preferred securities, and non-exchange traded derivatives consider yield or price of equivalent securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data and do not rely exclusively upon exchange or over-the-counter prices.

Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange (“NYSE”) is open. Each security trading on these exchanges or over-the-counter markets may be valued utilizing a systematic fair valuation model provided by an independent pricing service approved by the board of trustees. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the Portfolio determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Portfolio’s NAV is not calculated.

If the pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the pricing committee, under the ultimate supervision of the board of trustees, following the guidelines and/or procedures adopted by the board of trustees.

The Portfolio also may use fair value pricing, pursuant to guidelines adopted by the board of trustees and under the ultimate supervision of the board of trustees, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Portfolio’s pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by the board of trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by the Portfolio to calculate its NAV may differ from market quotations or official closing prices. In light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security is accurate.

Investment Transactions. Investment transactions are recorded on a trade date basis as of March 31, 2014.

Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

Option Transactions. For hedging and investment purposes, the Portfolio may purchase or write (sell) put and call options. One of the risks associated with purchasing an option is that the Portfolio pays a premium whether or not the option is exercised. Additionally, the Portfolio bears the risk of loss of premium and change in value should the counterparty not perform under the contract. The Portfolio as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Forward Foreign Currency Contracts. The Portfolio engages in portfolio hedging with respect to changes in currency exchange rates by entering into forward foreign currency contracts to purchase or sell currencies. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Risks associated with such contracts include, among other things, movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. The net unrealized gain, if any, represents the credit risk to the Portfolio on a forward foreign currency contract. The contracts are valued daily at forward foreign exchange rates.

As of March 31, 2014, the Portfolio had outstanding forward foreign currency contracts as listed on the Schedule of Investments.

NOTE 2 — INVESTMENTS

The following information is presented on a federal income tax basis as of March 31, 2014. Differences between the cost basis under U.S. generally accepted accounting principles and federal income tax purposes are primarily due to temporary differences.

The cost basis of investments for federal income tax purposes at March 31, 2014 was as follows:

Cost basis of investments	$22,690,548

Gross unrealized appreciation	5,289,289
Gross unrealized depreciation	(259,674)

Net unrealized appreciation (depreciation)	$5,029,615

NOTE 3 — FAIR VALUE MEASUREMENTS

Various inputs are used to determine the value of the Portfolio’s investments. These inputs are categorized into three broad levels as follows:

•	Level 1 — Prices are determined using inputs from unadjusted quoted prices from active markets (including securities actively traded on a securities exchange) for identical assets.

•

Level 2 — Prices are determined using significant observable market inputs other than unadjusted quoted prices, including quoted prices of similar securities, fair value adjustments to quoted foreign securities, interest rates, credit risk, prepayment speeds, and other relevant data.

•

Level 3 — Prices reflect unobservable market inputs (including the Portfolio’s own judgments about assumptions market participants would use in determining fair value) when observable inputs are unavailable.

Debt securities are valued based upon evaluated prices received from an independent pricing service or from a dealer or broker who makes markets in such securities. Pricing services utilize various observable market data and as such, debt securities are generally categorized as Level 2. The levels are not necessarily an indication of the risk or liquidity of the Portfolio’s investments. Transfers between the levels for investment securities or other financial instruments are measured at the end of the reporting period.

The following is a summary of the inputs used in valuing the Portfolio’s holdings at fair value:

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Convertible Bonds	$—	$9,590,488	$—	$9,590,488
Synthetic Convertible Securities (Corporate Bonds)	—	1,116,202	—	1,116,202
Synthetic Convertible Securities (Purchased Options)	287,805	—	—	287,805
Convertible Preferred Stocks	1,596,476	726,888	—	2,323,364
Common Stocks U.S.	13,187,545	—	—	13,187,545
Short Term Investment	1,214,759	—	—	1,214,759
Forward Foreign Currency Contracts	—	6,063	—	6,063

Total	$16,286,585	$11,439,641	$—	$27,726,226

Liabilities:
Forward Foreign Currency Contracts	$—	$14,152	$—	$14,152

Total	$—	$14,152	$—	$14,152

ITEM 2. CONTROLS AND PROCEDURES.

a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) Certification of Principal Executive Officer.

(b) Certification of Principal Financial Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calamos Advisors Trust

By:	/s/ John P. Calamos, Sr.
Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	May 12, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Calamos Advisors Trust

By:	/s/ John P. Calamos, Sr.
Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	May 12, 2014

By:	/s/ Nimish S. Bhatt
Name:	Nimish S. Bhatt
Title:	Principal Financial Officer
Date:	May 12, 2014